S000043008 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World Index
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	18.67%	11.16%	9.95%
FTSE EPRA/NAREIT Developed IndexSM
Prospectus [Line Items]
Average Annual Return, Percent	[2]	0.94%	(1.00%)	2.23%
Northern Trust Global Quality Real Estate IndexSM
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.61%	0.03%	3.05%
FlexShares Global Quality Real Estate Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		5.61%	0.24%	3.19%
FlexShares Global Quality Real Estate Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	(0.72%)	2.09%
FlexShares Global Quality Real Estate Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.48%	(0.14%)	2.06%

[1]	In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the FTSE EPRA/NAREIT Developed IndexSM to the MSCI World Index. The Fund will continue to compare its performance to the FTSE EPRA/NAREIT Developed IndexSM, which reflects the market segments in which the Fund invests.
[2]	Reflects no deduction for fees, expenses or taxes.